Registration No. 333-44996
                                                      Registration No. 811-08754
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

         Pre-Effective Amendment No.                                     [ ]

         Post-Effective Amendment No. 12                                 [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

         Amendment No. 97                                                [X]


                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 45
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                           VICE PRESIDENT and COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On August 25, 2006 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 12 ("PEA") to the Form N-4 Registration Statement File No. 333-44996 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2006 TO THE MAY 1, 2006 PROSPECTUS FOR ACCUMULATOR(R) ADVISOR(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The portfolios discussed below are not available in all contracts. As applicable to your contract or policy, please note the following changes:

A.  New Variable Investment Options

On or about September 18, 2006, subject to regulatory approval, we anticipate making available the following new variable investment options.
These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                     Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
-----------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture     Seeks long-term growth of capital.                      o Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income            Seeks to maximize income while maintaining prospects    o Franklin Advisers, Inc.
                              for capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value   Seeks long-term total return.                           o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares              Seeks capital appreciation, which may occasionally be   o Franklin Mutual Advisers, LLC
                              short-term, and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global         Seeks capital appreciation.                             o OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street    Seeks long-term capital appreciation.                   o OppenheimerFunds, Inc.
 Opportunity
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street    Seeks capital appreciation.                             o OppenheimerFunds, Inc.
 Small Cap
-----------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth           Seeks long-term capital growth.                         o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------

B.  Fee Table

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

---------------------------------------------------------------------------------
                                           Management                    Other
               Portfolio Name                 Fees       12b-1 Fees   Expenses*
---------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------
EQ/Davis New York Venture                0.85%         0.25%         0.17%
EQ/Franklin Income                       0.90%         0.25%         0.17%
EQ/Franklin Small Cap Value              0.90%         0.25%         0.17%
EQ/Mutual Shares                         0.90%         0.25%         0.17%
EQ/Oppenheimer Global                    0.95%         0.25%         0.17%
EQ/Oppenheimer Main Street Opportunity   0.85%         0.25%         0.17%
EQ/Oppenheimer Main Street Small Cap     0.90%         0.25%         0.17%
EQ/Small Cap Value+                      0.73%         0.25%         0.19%
EQ/Templeton Growth                      0.95%         0.25%         0.17%
---------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                            Total Annual    Fee Waivers      Net Total
                                                              Expenses        and/or          Annual
                                             Underlying       (Before         Expense     Expenses After
                                          Portfolio Fees      Expense       Reimburse-       Expense
               Portfolio Name              and Expenses     Limitation)       ments**      Limitations
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture                      --         1.27%             0.00%        1.27%
EQ/Franklin Income                             --         1.32%            (0.02)%       1.30%
EQ/Franklin Small Cap Value                    --         1.32%            (0.02)%       1.30%
EQ/Mutual Shares                               --         1.32%            (0.02)%       1.30%
EQ/Oppenheimer Global                          --         1.37%            (0.02)%       1.35%
EQ/Oppenheimer Main Street Opportunity         --         1.27%             0.00%        1.27%
EQ/Oppenheimer Main Street Small Cap           --         1.32%            (0.02)%       1.30%
EQ/Small Cap Value+                            --         1.17%            (0.07)%       1.10%
EQ/Templeton Growth                            --         1.37%            (0.02)%       1.35%
---------------------------------------------------------------------------------------------------------

+ The fee structure of this portfolio has changed but the Net Total Annual Expenses After Expense Limitations remains the same. This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D.

* With the exception of the EQ/Small Cap Value Portfolio, the Portfolios have no operating history prior to the date of this supplement. "Other Expenses" of each Portfolio are based on estimated amounts for the current fiscal period.

IM-06-15 (7/06)
Accum Advisor/In-force/New Biz                           Catalog # 136824 (7/06)
SAR                                                                       x01382

** The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for Portfolios of EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to those Portfolios. For the portfolios of the EQ Advisors Trust, these agreements are effective through April 30, 2008 with the exception of the EQ/Small Cap Value Portfolio, which is effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.


C.  Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated.

The fixed maturity options are not covered by the example. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------
                                             If you surrender your contract
                                        at the end of the applicable time period
           Portfolio Name             1 year      3 years      5 years       10 years
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------
EQ/Davis New York Venture         $ 186.00     $ 575.00     $   989.00   $ 2,144.00
EQ/Franklin Income                $ 191.00     $ 591.00     $ 1,016.00   $ 2,200.00
EQ/Franklin Small Cap Value       $ 191.00     $ 591.00     $ 1,016.00   $ 2,200.00
EQ/Mutual Shares                  $ 191.00     $ 591.00     $ 1,016.00   $ 2,200.00
EQ/Oppenheimer Global             $ 196.00     $ 607.00     $ 1,043.00   $ 2,255.00
EQ/Oppenheimer Main Street
 Opportunity                      $ 186.00     $ 575.00     $   989.00   $ 2,144.00
EQ/Oppenheimer Main Street Small
 Cap                              $ 191.00     $ 591.00     $ 1,016.00   $ 2,200.00
EQ/Small Cap Value+               $ 175.00     $ 543.00     $   936.00   $ 2,033.00
EQ/Templeton Growth               $ 196.00     $ 607.00     $ 1,043.00   $ 2,255.00
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       If you do not surrender your contract
                                          If you annuitize at the end of the             at the end of the applicable time
                                                applicable time period                                 period
           Portfolio Name         1 year     3 years     5 years    10 years       1 year      3 years      5 years       10 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture        $ 186.00   $ 575.00   $   989.00  $ 2,144.00     $ 186.00    $ 575.00     $   989.00    $ 2,144.00
EQ/Franklin Income               $ 191.00   $ 591.00   $ 1,016.00  $ 2,200.00     $ 191.00    $ 591.00     $ 1,016.00    $ 2,200.00
EQ/Franklin Small Cap Value      $ 191.00   $ 591.00   $ 1,016.00  $ 2,200.00     $ 191.00    $ 591.00     $ 1,016.00    $ 2,200.00
EQ/Mutual Shares                 $ 191.00   $ 591.00   $ 1,016.00  $ 2,200.00     $ 191.00    $ 591.00     $ 1,016.00    $ 2,200.00
EQ/Oppenheimer Global            $ 196.00   $ 607.00   $ 1,043.00  $ 2,255.00     $ 196.00    $ 607.00     $ 1,043.00    $ 2,255.00
EQ/Oppenheimer Main Street
 Opportunity                     $ 186.00   $ 575.00   $   989.00  $ 2,144.00     $ 186.00    $ 575.00     $   989.00    $ 2,144.00
EQ/Oppenheimer Main Street Small
 Cap                             $ 191.00   $ 591.00   $ 1,016.00  $ 2,200.00     $ 191.00    $ 591.00     $ 1,016.00    $ 2,200.00
EQ/Small Cap Value+              $ 175.00   $ 543.00   $   936.00  $ 2,033.00     $ 175.00    $ 543.00     $   936.00    $ 2,033.00
EQ/Templeton Growth              $ 196.00   $ 607.00   $ 1,043.00  $ 2,255.00     $ 196.00    $ 607.00     $ 1,043.00    $ 2,255.00
------------------------------------------------------------------------------------------------------------------------------------

+ This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D.

D.  Portfolio/Option Name Changes

All references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below effective September 18, 2006, except EQ/Bear Stearns Small Company Growth which is effective August 25, 2006 and EQ/Lazard Small Cap Value which is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:



------------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------
EQ/Alliance International                        EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth                     EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth             EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Current Fund Name                              New Fund Name
------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                      EQ/Small Cap Value++
------------------------------------------------------------------------------------------------------------

++ The fee structure of this portfolio has also changed. Please see the "Fee table" in Section B for the new expense structure.

E.  Investment Adviser Changes

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, the following adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as adviser to the EQ/Mercury Basic Value Equity portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as adviser to the EQ/Mercury International Value portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as adviser to the EQ/Long Term Bond and EQ/Short Duration Bond portfolios. AXA Equitable will continue to serve as the portfolios' investment manager.


















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of August, 2006.



                                   SEPARATE ACCOUNT No. 45 OF
                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Registrant)

                                   By: AXA Equitable Life Insurance Company


                                   By: /s/ Dodie Kent
                                       ----------------------------------------
                                           Dodie Kent
                                           Vice President and Counsel
                                           AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of August, 2006.




                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (Depositor)


                                   By: /s/ Dodie Kent
                                       ---------------------------------
                                       Dodie Kent
                                       Vice President and Counsel
                                       AXA Equitable Life Insurance Company


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Joseph H. Moglia
Christopher M. Condron      James F. Higgins              Peter J. Tobin
Henri de Castries           W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Scott D. Miller






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 22, 2006


                                       C-10